ASSETS HELD FOR SALE (Details Textual) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Long Lived Assets Held-for-sale [Line Items]
Assets Held-for-sale, Current, Total	$ 2,876,054	$ 0